Federated Hermes Short-Intermediate Municipal Fund
Portfolio of Investments
March 31, 2026 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—89.1%
	Alabama—5.2%
$ 775,000	Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2026B), (Canadian Imperial Bank of Commerce GTD), 5.000%, 12/1/2034	$ 826,948
1,000,000	Black Belt Energy Gas District, AL, Gas Project Revenue Refunding Bonds (Series 2023D-1), (Goldman Sachs Group, Inc. GTD), 5.500%, Mandatory Tender 2/1/2029	1,051,425
2,000,000	Black Belt Energy Gas District, AL, Gas Revenue Bonds (Series 2022B-1), (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 10/1/2027	2,023,175
2,000,000	Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2025E), (BP PLC GTD), 5.000%, 5/1/2035	2,106,978
7,000,000	Columbia, AL IDB PCRB (Alabama Power Co.), Pollution Control Revenue Refunding Bonds (Series 2014-D), 3.810%, Mandatory Tender 6/1/2028	7,097,477
2,620,000	Jefferson County, AL Sewer System, Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2038	2,816,108
1,000,000	Mobile, AL IDB (Alabama Power Co.), Pollution Control Revenue Bonds (Series 2007A), 3.375%, Mandatory Tender 6/26/2029	1,009,412
3,250,000	Southeast Energy Authority, AL, Commodity Supply Revenue Bonds (Series 2023B), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 6/1/2030	3,410,599
	TOTAL	20,342,122
	Arizona—1.9%
2,500,000	Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019), 4.000%, Mandatory Tender 6/1/2029	2,531,804
2,000,000	Maricopa County, AZ, IDA (Banner Health), Revenue Bonds (Series 2023A-1), 5.000%, Mandatory Tender 5/15/2026	2,004,451
2,840,000	Phoenix, AZ IDA (Memorial Towers (TC2) Senior Housing LP), Multifamily Housing Revenue Bonds (Series 2024A), 3.350%, 12/1/2027	2,854,119
	TOTAL	7,390,374
	Arkansas—0.2%
750,000	Arkansas Development Finance Authority (Weyerhaeuser Co.), Resource Recovery Revenue Bonds (Series 2025), 3.875%, Mandatory Tender 10/15/2032	746,236
	California—6.5%
10,000,000	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Refunding Revenue Bonds (Series 2021A), 1.200%, Mandatory Tender 6/1/2028	9,480,214
2,000,000	California Municipal Finance Authority (Republic Services, Inc.), (Series 2026A), 2.800%, Mandatory Tender 6/15/2026	1,998,605
2,000,000	California Municipal Finance Authority (Waste Management, Inc.), (Series 2020B), (Waste Management Holdings, Inc. GTD), 3.850%, Mandatory Tender 6/1/2026	1,999,961
2,000,000	California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), (Waste Management Holdings, Inc. GTD), 3.450%, Mandatory Tender 12/1/2026	2,000,189
1,000,000	California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2022A), (Waste Management Holdings, Inc. GTD), 3.450%, Mandatory Tender 10/2/2028	999,562
1,500,000	California PCFA (Republic Services, Inc.), (Series 2023), 2.875%, Mandatory Tender 8/17/2026	1,497,992
2,000,000	California State, UT GO Various Purpose Refunding Bonds, 5.000%, 9/1/2027	2,072,706
2,000,000	California State, UT GO Various Purpose Refunding Bonds, 5.000%, 9/1/2028	2,116,617
1,515,000	Carlsbad, CA (Mariposa Apartments), Multifamily Housing Revenue Bonds (Series 2003A), (Federal National Mortgage Association COL), 4.600%, 2/1/2036	1,530,976
260,000	Los Angeles, CA Department of Airports, Subordinate Refunding Revenue Bonds (Series 2025F), 5.000%, 5/15/2028	271,553
1,610,000	San Diego, CA Housing Authority (Rancho del Norte Apartments), Multifamily Housing Revenue Bonds (Series 2003C), (Federal National Mortgage Association COL), 4.600%, 2/1/2036	1,532,275
	TOTAL	25,500,650
	Colorado—1.6%
4,750,000	Colorado Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2024), 5.000%, Mandatory Tender 11/15/2029	5,083,254
1,000,000	Colorado Housing and Finance Authority (Fitz Affordable Owner, LLC), Multifamily Housing Revenue Bonds (Series 2024B), 3.180%, Mandatory Tender 9/1/2027	1,003,790
	TOTAL	6,087,044

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—0.5%
$ 1,000,000		Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2026	$ 1,011,320
1,000,000		Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2027	1,035,448
		TOTAL	2,046,768
		Florida—2.8%
1,000,000		Alachua County, FL Health Facilities Authority (Oak Hammock at The University of Florida), Revenue Bonds TEMPS-70 (Series 2025B-2), 3.750%, 10/1/2030	1,000,713
735,000		Alachua County, FL Health Facilities Authority (Oak Hammock at The University of Florida), Revenue Bonds TEMPS-85 (Series 2025B-1), 4.000%, 10/1/2030	735,524
1,500,000		Florida Development Finance Corp. (Tampa General Hospital), Healthcare Facilities Revenue Bonds (Series 2024B), 5.000%, Mandatory Tender 10/1/2031	1,619,004
1,000,000		Florida Development Finance Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2025A), 3.400%, Mandatory Tender 9/1/2028	1,000,108
2,000,000		Florida Local Government Finance Commission (Ponte Vedra Pine Company LLC), Fleet Landing at Nocatee Senior Living Revenue Bonds TEMPS-70 (Series 2025B-3), 4.200%, 11/15/2030	2,005,552
1,000,000		Lee County, FL HFA (Amaryllis Park Place III, LLC), Multifamily Housing Revenue Bonds (Series 2025), 4.000%, Mandatory Tender 11/1/2027	1,005,605
1,000,000		Lee County, FL Port Authority, Airport Revenue Bonds (Series 2026A-2), 5.000%, Mandatory Tender 10/1/2031	1,071,772
815,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2023A), 5.000%, 10/1/2038	894,367
300,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2023A), 5.000%, 10/1/2039	327,485
1,000,000		South Miami, FL Health Facilities Authority (Baptist Health System of South Florida), Revenue Bonds (Series 2025B), 5.000%, Mandatory Tender 8/15/2030	1,076,442
365,000		Venice, FL (Village on the Isle), Village on The Isle Project TEMPS-70 Retirement Community Revenue Improvement Bonds (Series 2024B-2), 4.500%, 1/1/2030	365,288
		TOTAL	11,101,860
		Georgia—6.8%
2,125,000		Atlanta, GA Urban Residential Finance Authority (Columbia MLK Senior Preservation, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 2.900%, Mandatory Tender 3/1/2028	2,112,507
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project PCRBs (First Series 2013), 3.375%, Mandatory Tender 3/12/2027	3,009,423
5,665,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023C), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 9/1/2030	5,955,812
2,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023D), (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 12/1/2030	2,100,481
5,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023E-1), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 6/1/2031	5,292,420
2,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 3/1/2032	2,134,807
1,500,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024C), (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 12/1/2031	1,582,931
2,500,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024D-1), (Toronto Dominion Bank GTD), 5.000%, Mandatory Tender 4/1/2031	2,654,396
1,500,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2025B), (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 12/1/2035	1,574,684
		TOTAL	26,417,461
		Illinois—3.7%
1,500,000		Granite City, IL (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250%, 5/1/2027	1,457,095
2,125,000	[1]	Illinois Finance Authority (Presbyterian Homes Obligated Group, IL), Revenue Bonds (Series 2021B) FRNs, 3.120% (SIFMA 7-day +0.700%), Mandatory Tender 5/1/2026	2,123,674
6,500,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	6,582,273
2,125,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2027	2,195,402
1,000,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2028	1,045,360
1,000,000		Illinois State, UT GO Bonds (Series 2026B), 5.000%, 4/1/2028	1,040,195
		TOTAL	14,443,999
		Indiana—0.7%
500,000		Indiana Finance Authority (Indiana University Health Obligated Group), Revenue Bonds (Series 2025D-1), 5.000%, Mandatory Tender 10/1/2029	535,364

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$ 1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), Revenue Bonds (Series 2025B-2), 5.000%, 1/1/2029	$ 1,052,183
1,000,000		Rockport, IN (Indiana Michigan Power Co.), Pollution Control Revenue Refunding Bonds (Series 2025A), 3.700%, Mandatory Tender 6/1/2029	1,016,155
		TOTAL	2,603,702
		Iowa—0.5%
2,000,000	[1]	Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2021B) FRNs, 3.091% (SOFR x 0.70 +0.550%), Mandatory Tender 5/15/2026	1,991,757
		Kentucky—2.5%
2,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Bonds (Series 2024A-1), (Goldman Sachs Group, Inc. GTD), 5.000%, Mandatory Tender 7/1/2030	2,096,646
1,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025A), (Morgan Stanley GTD), 5.250%, Mandatory Tender 12/1/2029	1,058,281
1,500,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025C), (BP PLC GTD), 5.000%, 5/1/2036	1,578,642
3,000,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), PCRB (Series 2005A), 1.750%, Mandatory Tender 7/1/2026	2,985,568
2,250,000		Trimble County, KY (Louisville Gas & Electric Co.), PCR Refunding Bonds (Series 2016A), 1.300%, Mandatory Tender 9/1/2027	2,181,153
		TOTAL	9,900,290
		Louisiana—1.9%
1,500,000		Louisiana State Housing Corporation (Atrium Ridge, LP), Multifamily Housing Revenue Bonds (Series 2024B), (United States Treasury GTD), 3.750%, Mandatory Tender 2/1/2027	1,509,865
5,420,000		Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2007A), 4.150%, 9/1/2027	5,485,918
500,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011), 3.700%, Mandatory Tender 6/1/2030	505,975
		TOTAL	7,501,758
		Massachusetts—0.4%
1,750,000		Massachusetts Development Finance Agency (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250%, 5/1/2027	1,699,945
		Michigan—2.5%
1,000,000		Kalamazoo, MI Economic Development Corp. (Lifecare, Inc. d/b/a Friendship Village), Limited Obligation Revenue Bonds Temps-50 (Series 2026B-3), 3.900%, 8/15/2031	985,509
3,500,000		Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2021B), 2.000%, Mandatory Tender 7/1/2026	3,497,063
2,000,000		Michigan State Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Bonds (Series 2015D-2), 1.200%, Mandatory Tender 4/13/2028	1,909,359
1,800,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2032	1,934,043
1,500,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2025G), 5.000%, 12/1/2034	1,647,409
		TOTAL	9,973,383
		Nebraska—0.7%
2,500,000		Nebraska Public Power District, General Revenue Bonds (Series 2023A), 5.000%, 7/1/2028	2,602,592
		Nevada—1.0%
2,000,000		Director of the State of Nevada Department of Business and Industry (Republic Services, Inc.), Solid Waste Disposal Revenue Bonds (Series 2001), 3.450%, Mandatory Tender 6/1/2026	2,001,000
2,000,000		Washoe County, NV (Sierra Pacific Power Co.), Gas and Water Facilities Refunding Revenue Bonds (Series 2016B), 3.625%, Mandatory Tender 10/1/2029	2,012,513
		TOTAL	4,013,513
		New Hampshire—0.3%
250,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2027	250,834
285,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2028	286,910
300,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2029	302,620
280,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2030	281,837
		TOTAL	1,122,201

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—2.6%
$ 1,615,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2028	$ 1,688,048
4,075,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020D), 1.100%, Mandatory Tender 12/1/2027	3,859,911
600,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.000%, 9/1/2035	663,916
500,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.000%, 9/1/2036	549,062
160,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.000%, 9/1/2037	174,768
500,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.000%, 9/1/2038	543,093
500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), 5.000%, 6/15/2026	502,513
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), 5.000%, 6/15/2038	1,085,724
1,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017A), 5.000%, 1/1/2027	1,019,030
		TOTAL	10,086,065
		New Mexico—1.0%
4,000,000		Farmington, NM (Public Service Co., NM), PCR Refunding Bonds San Juan Project (Series 2010E), 3.875%, Mandatory Tender 6/1/2029	4,090,133
		New York—3.3%
1,500,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2025B), 3.000%, Mandatory Tender 9/1/2028	1,500,900
265,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-1F) FRNs, 2.862% (SOFR x 0.67 +0.430%), 11/1/2026	264,238
3,000,000		Monroe County, NY IDA (Andrews Terrace Community Partners, LP), Multifamily Housing Revenue Bonds (Series 2023B-1), (United States Treasury GTD), 5.000%, Mandatory Tender 7/1/2027	3,073,691
2,000,000		Monroe County, NY IDA (Andrews Terrace Community Partners, LP), Multifamily Housing Revenue Bonds (Series 2023B-2), (United States Treasury GTD), 5.000%, Mandatory Tender 7/1/2027	2,049,127
2,500,000		New York City Housing Development Corp., Multifamily Housing Revenue Bonds (Series 2024B-2), 3.700%, Mandatory Tender 7/3/2028	2,522,849
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2024A-1), 5.000%, 5/1/2037	1,094,940
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2026A), 5.000%, 5/1/2038	1,111,041
750,000		New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2025), 4.250%, Mandatory Tender 9/3/2030	760,485
580,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 2.250%, 8/1/2026	578,223
		TOTAL	12,955,494
		North Carolina—1.4%
1,350,000		Durham, NC Housing Authority (Page Road Apartments, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.150%, Mandatory Tender 7/1/2028	1,352,053
105,000		North Carolina HFA, Revenue Bonds (Series 2017 38-B), 4.000%, 7/1/2047	105,180
525,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Retirement Community Revenue Bonds TEMPS-50 (Series 2024B-2), 3.750%, 10/1/2028	525,184
300,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Retirement Community Revenue Bonds TEMPS-85 (Series 2024B-1), 4.250%, 10/1/2028	300,152
250,000		North Carolina Medical Care Commission (United Methodist Retirement Homes), Retirement Facilities First Mortgage Revenue Bonds (Series 2024), 5.000%, 10/1/2039	261,310
1,750,000		North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2027	1,775,827
1,000,000		North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2028	1,033,091
		TOTAL	5,352,797
		Ohio—4.0%
2,000,000		Columbus-Franklin County, OH Finance Authority (Dering Family Homes Owner, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 2/1/2027	2,018,975

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$ 1,500,000	Columbus-Franklin County, OH Finance Authority (The Landmark on Scioto), Multifamily Housing Revenue Bonds (Series 2025), 3.190%, Mandatory Tender 6/1/2029	$ 1,504,750
1,500,000	Cuyahoga, OH Metropolitan Housing Authority (Woodhill Station East, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.450%, Mandatory Tender 2/1/2027	1,505,945
3,000,000	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2024A), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 8/1/2030	3,157,244
1,500,000	Ohio Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Refunding Bonds (Series 2014A), 2.400%, Mandatory Tender 10/1/2029	1,430,129
1,000,000	Ohio HFA (Beechwood RAD, LLC), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.370%, Mandatory Tender 3/1/2027	1,003,474
1,000,000	Ohio HFA (Cedar Redevelopment Phase IV LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.600%, Mandatory Tender 6/1/2027	1,003,455
1,600,000	Ohio HFA (Springboro Sherman, LP), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.530%, Mandatory Tender 2/1/2027	1,607,649
2,500,000	Ohio State Hospital Revenue (Cleveland Clinic), Hospital Revenue Bonds (Series 2019C), 2.750%, Mandatory Tender 5/1/2028	2,486,257
	TOTAL	15,717,878
	Oklahoma—1.7%
1,000,000	Oklahoma County, OK Finance Authority (Choctaw-Nicoma Park Public Schools), Educational Facilities Lease Revenue Bonds (Series 2023), 5.000%, 9/1/2026	1,008,461
1,300,000	Oklahoma County, OK Finance Authority (Choctaw-Nicoma Park Public Schools), Educational Facilities Lease Revenue Bonds (Series 2023), 5.000%, 9/1/2028	1,359,532
1,625,000	Oklahoma County, OK Finance Authority (Choctaw-Nicoma Park Public Schools), Educational Facilities Lease Revenue Bonds (Series 2023), 5.000%, 9/1/2030	1,746,294
625,000	Oklahoma HFA (Crimson Flats West LP), Revenue Bonds (Series 2025), (United States Treasury GTD), 3.625%, Mandatory Tender 5/1/2027	627,976
2,000,000	Oklahoma HFA (Lakeshore Pointe, LLC), Collateralized Revenue Bonds (Series 2024), (United States Treasury GTD), 3.350%, Mandatory Tender 12/1/2026	2,008,785
	TOTAL	6,751,048
	Pennsylvania—4.2%
3,375,000	Montgomery County, PA IDA (Constellation Energy Generation LLC), Revenue Refunding Bonds (Series 2023A), 4.100%, Mandatory Tender 4/3/2028	3,445,834
1,000,000	Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2019A), 3.875%, Mandatory Tender 8/3/2026	1,001,360
2,000,000	Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2021A), 4.000%, Mandatory Tender 7/1/2026	2,000,930
1,000,000	Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-1), 5.000%, 5/15/2031	1,088,248
3,000,000	Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2026B), 5.000%, 6/15/2031	3,241,553
1,500,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Third Series 2025-2), 5.000%, Mandatory Tender 12/1/2032	1,663,601
1,750,000	Philadelphia, PA (Philadelphia, PA Division of Aviation), Airport Revenue and Refunding Bonds (Series 2025B), 5.000%, 7/1/2031	1,893,050
1,800,000	Pittsburgh, PA Water & Sewer Authority, Water and Sewer System First Lien Revenue Bonds (Series 2023B), (Assured Guaranty, Inc. INS), 5.000%, 9/1/2038	1,954,733
	TOTAL	16,289,309
	South Carolina—0.3%
1,000,000	South Carolina State Public Service Authority (Santee Cooper), Revenue and Refunding Bonds (Series 2025B), 5.000%, 12/1/2028	1,058,471
	Tennessee—4.8%
1,630,000	Chattanooga, TN Health, Educational & Housing Facility Board (Espero Chattanooga LP), Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.000%, Mandatory Tender 11/1/2027	1,630,601
2,000,000	Chattanooga, TN Health, Educational & Housing Facility Board (One Westside Phase 1B, LP), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.600%, Mandatory Tender 6/1/2028	2,015,786
3,000,000	Dickson, TN Health and Educational Facilities Board (BTT Development IV, LP and Housing Associates, LP), Multifamily Housing Bonds (Series 2024), (United States Treasury GTD), 3.000%, Mandatory Tender 4/1/2027	3,000,780

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Tennessee—continued
$ 3,000,000	Knox County, TN Health Education & Housing Facilities Board (Pines III, LP), Multifamily Housing Bonds (Series 2024), (United States Treasury GTD), 3.100%, Mandatory Tender 9/1/2027	$ 3,002,270
750,000	Metropolitan Nashville, TN Airport Authority, Airport Improvement Revenue Bonds (Series 2026B), 5.000%, 7/1/2039	811,171
700,000	Metropolitan Nashville, TN Airport Authority, Airport Improvement Revenue Bonds (Series 2026B), 5.000%, 7/1/2040	752,364
1,000,000	Metropolitan Nashville, TN Airport Authority, Subordinate Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2028	1,040,660
5,500,000	Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2021A), (Morgan Stanley GTD), 4.000%, Mandatory Tender 9/1/2028	5,553,953
1,000,000	Tennessee Energy Acquisition Corp., Gas Project Revenue Bonds (Series 2026A), (Massachusetts Mutual Life Insurance Co. GTD), 5.000%, 11/1/2034	1,067,067
	TOTAL	18,874,652
	Texas—15.3%
1,500,000	Boerne, TX Independent School District, UT GO School Building Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 2/1/2028	1,527,234
5,270,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2020A), 5.000%, 11/1/2026	5,345,863
1,500,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2025A-2), 5.000%, Mandatory Tender 11/1/2029	1,582,570
1,500,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2025A-2), 5.000%, Mandatory Tender 11/1/2032	1,620,429
2,000,000	Denton, TX Independent School District, UT GO School Building Bonds (Series 2025B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2030	2,080,373
2,000,000	Ector County, TX Independent School District, UT GO School Building Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2027	2,030,636
1,500,000	Fort Bend, TX Independent School District, UT GO Refunding Bonds (Series 2025B), (Texas Permanent School Fund Guarantee Program GTD), 3.800%, Mandatory Tender 8/1/2028	1,527,276
4,000,000	Fort Bend, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/1/2027	4,061,177
2,500,000	Grand Parkway, Tx. Transportation Corp., Subordinate Tier Toll Revenue Bonds (Series 2023 TELA Supported), 5.000%, Mandatory Tender 4/1/2028	2,584,133
1,250,000	Gulf Coast, TX Waste Disposal Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2003B), 1.500%, 5/1/2028	1,187,877
2,500,000	Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Medical Facilities Mortgage Revenue Bonds (Series 2024A), 5.000%, 5/15/2029	2,634,681
2,000,000	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Revenue Bonds (Series 2024C), 5.000%, Mandatory Tender 7/1/2029	2,115,928
1,600,000	Housing Options, Inc. (Dallas, TX Housing Authority) (The Culbreath, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.750%, Mandatory Tender 11/1/2028	1,619,895
1,250,000	Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2025B: Terminal Improvement Projects), 5.250%, 7/15/2028	1,288,858
2,000,000	Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2025A), 5.000%, 7/1/2032	2,179,484
1,500,000	Legacy Denton Public Facility Corporation (Denton, TX Housing Authority) (Roselawn Village Ltd), Multifamily Housing Revenue Notes (Series 2025), (United States Treasury GTD), 3.150%, Mandatory Tender 5/1/2029	1,503,008
1,000,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2028	1,045,588
500,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2023A), (Assured Guaranty, Inc. INS), 5.000%, 5/15/2038	543,181
3,000,000	Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Central Power and Light Company Project) (Series 1996), 4.250%, 5/1/2030	3,071,261
2,300,000	Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Series 2001A), 2.600%, 11/1/2029	2,238,076
1,500,000	Mesquite, TX Housing Finance Corp. (Palladium Bruton Road, Ltd.), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.350%, Mandatory Tender 8/1/2027	1,504,199
1,915,000	North East, TX Independent School District, UT GO Refunding Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 3.750%, Mandatory Tender 8/1/2027	1,933,341
500,000	North Texas Municipal Water District Water System, Water System Revenue Refunding and Improvement Bonds (Series 2025), 5.000%, 9/1/2034	566,132
3,500,000	North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2023A), 5.000%, 1/1/2027	3,562,399
2,000,000	Northside, TX Independent School District, UT GO School Building Bonds (Series 2020), (Texas Permanent School Fund Guarantee Program GTD), 3.550%, Mandatory Tender 6/1/2028	2,025,010
750,000	San Antonio, TX ISD, UT GO School Building and Refunding Bonds (Series 2025), 5.000%, 8/15/2038	835,795

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$ 750,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Texas Health Resources System), Revenue Bonds (Series 2025C), 5.000%, Mandatory Tender 11/15/2032	$ 828,306
1,000,000		Texas Municipal Gas Acquisition & Supply Corp VI, Gas Supply Revenue Bonds (Series 2025), (Bank of America Corp. GTD), 5.000%, 1/1/2036	1,061,775
3,000,000		Texas State Department of Housing & Community Affairs (Palladium Old FM 471 W, Ltd.), Multifamily Housing Revenue Bonds (Series 2024), 3.050%, Mandatory Tender 9/1/2027	3,002,686
2,500,000		Texas State Transportation Commission (Central Texas Turnpike System), First Tier Revenue Refunding Bonds (Series 2024B), 5.000%, Mandatory Tender 8/15/2030	2,673,042
		TOTAL	59,780,213
		Utah—1.1%
1,000,000		Intermountain Power Agency, Power Supply Revenue Bonds (Series 2023A), 5.000%, 7/1/2038	1,075,344
1,500,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025A), 5.000%, 7/1/2038	1,625,097
1,800,000		Utah State Housing Corporation (Silos Affordable, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.700%, Mandatory Tender 8/1/2027	1,805,400
		TOTAL	4,505,841
		Vermont—0.3%
1,000,000	[2]	Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2022a-2), 4.375%, Mandatory Tender 6/1/2032	1,019,849
		Virginia—3.4%
2,650,000		Amelia County, VA IDA (Waste Management, Inc.), Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.450%, 4/1/2027	2,584,991
1,000,000		Charles City County, VA IDA (Waste Management, Inc.), Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.450%, 4/1/2027	975,468
4,000,000		Chesapeake, VA Redevelopment and Housing Authority (Standard Hunter’s Point I Venture LP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 5/1/2026	4,006,940
500,000		Louisa, VA IDA (Virginia Electric & Power Co.), Pollution Control Refunding Revenue Bonds (Series 2008B), 3.125%, Mandatory Tender 10/1/2030	496,726
2,000,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds TEMPS-70 (Series 2023B-2), 5.750%, 9/1/2030	2,013,149
3,000,000		Wise County, VA IDA (Virginia Electric & Power Co.), Solid Waste and Sewage Disposal Revenue Bonds (Series 2010A), 3.800%, Mandatory Tender 5/28/2027	3,034,237
		TOTAL	13,111,511
		Washington—2.2%
2,000,000		King County, WA Housing Authority (New Kirkland Heights LLLP), Affordable Housing Revenue Bonds Kirkland Heights Project (Series 2023A-2), 5.000%, 1/1/2028	2,029,209
4,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2025B), 5.000%, 10/1/2032	4,380,822
1,000,000		Washington State, UT GO Motor Vehicle Fuel and Vehicle Related Fees Refunding Bonds (Series 2023B), 5.000%, 7/1/2027	1,030,807
1,000,000		Washington State, UT GO Refunding Bonds (Series 2023A), 5.000%, 8/1/2026	1,008,336
		TOTAL	8,449,174
		West Virginia—0.8%
800,000		West Virginia EDA (Appalachian Power Co.), Solid Waste Disposal Facilities Revenue Bonds (Series 2009A), 3.700%, Mandatory Tender 6/1/2028	812,964
2,000,000		West Virginia EDA (Appalachian Power Co.), Solid Waste Disposal Facilities Revenue Bonds (Series 2011A), 3.300%, Mandatory Tender 9/1/2028	2,007,769
500,000		West Virginia EDA (Commercial Metals Corp.), Solid Waste Disposal Facilities Revenue Bonds (Series 2025), 4.625%, Mandatory Tender 5/15/2032	508,453
		TOTAL	3,329,186
		Wisconsin—2.2%
2,500,000		Public Finance Authority (Duke Energy Progress LLC), PCR Refunding Bonds (Series 2022A-1), 3.300%, Mandatory Tender 10/1/2026	2,502,677
3,500,000		Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health), Revenue Bonds (Series 2018B-2), 5.000%, Mandatory Tender 6/24/2026	3,517,046
2,500,000	[2]	Wisconsin Health & Educational Facilities Authority (Forensic Science and Protective Medicine Collaboration, Inc.), Revenue Bonds (Series 2024), 5.000%, 8/1/2027	2,510,151
		TOTAL	8,529,874

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wyoming—0.8%
$ 3,000,000		Sweetwater County, WY PCRB (Idaho Power Co.), PCR Refunding Bonds (Series 2006), 1.700%, 7/15/2026	$ 2,982,867
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $347,283,635)	348,370,017
	[1]	SHORT-TERM MUNICIPALS—11.2%
		Alabama—2.2%
8,800,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 3.000%, 4/1/2026	8,800,000
		California—3.6%
14,100,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) MuniFund Preferred Shares Weekly VRDPs, 2.870%, 4/1/2026	14,100,000
		Georgia—1.6%
1,845,000		Bartow County, GA Development Authority (Georgia Power Co.), (Second Series 2022) Daily VRDNs, 2.730%, 4/1/2026	1,845,000
4,220,000		Burke County, GA Development Authority (Georgia Power Co.), (2018 1st Series) Daily VRDNs, 2.700%, 4/1/2026	4,220,000
		TOTAL	6,065,000
		Kentucky—1.3%
4,150,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020B-1) Daily VRDNs, 3.350%, 4/1/2026	4,150,000
1,000,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 3.350%, 4/1/2026	1,000,000
		TOTAL	5,150,000
		Multi State—1.2%
2,500,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.070%, 4/1/2026	2,500,000
700,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.120%, 4/1/2026	700,000
1,500,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series D) MuniFund Preferred Shares Weekly VRDPs, 2.870%, 4/1/2026	1,500,000
		TOTAL	4,700,000
		New York—0.8%
1,300,000		New York City Transitional Finance Authority Building Aid Revenue (New York City, NY Transitional Finance Authority), (Fiscal 2018 Subseries C-7) Daily VRDNs, (TD Bank, N.A. LIQ), 2.700%, 4/1/2026	1,300,000
900,000		New York City, NY, (Fiscal 2020, Series B-3) Weekly VRENs, 2.850%, 4/1/2026	900,000
1,000,000		New York City, NY, Fiscal 2013 (Subseries A-3) Daily VRDNs, (Mizuho Bank Ltd. LOC), 2.750%, 4/1/2026	1,000,000
100,000		Triborough Bridge & Tunnel Authority, NY (Central Business District Tolling Program), MS 3A-7 (Series 2025-MS0041) Weekly VRDNs, (Morgan Stanley GTD)/(Morgan Stanley LIQ), 2.820%, 4/2/2026	100,000
		TOTAL	3,300,000
		Ohio—0.3%
600,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series 2015-C) VRENs, 2.650%, 4/1/2026	600,000
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series 2021B) VRENs, 2.650%, 4/1/2026	500,000
		TOTAL	1,100,000
		Pennsylvania—0.2%
600,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University Obligated Group), (Series D-1) Daily VRDNs, (Bank of America N.A. LOC), 2.900%, 4/1/2026	600,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $43,815,000)	43,815,000
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $391,098,635)	392,185,017
		OTHER ASSETS AND LIABILITIES - NET—(0.3%)[3]	(1,306,987)
		NET ASSETS—100%	$390,878,030
Securities that are subject to the federal alternative minimum tax (AMT) represent 21.0% of the Fund’s portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2026, these restricted securities amounted to $3,530,000, which represented 0.9% of net assets.

Additional information on restricted securities held at March 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2022a-2), 4.375%, Mandatory Tender 6/1/2032	3/7/2025	$1,000,000	$1,019,849
Wisconsin Health & Educational Facilities Authority (Forensic Science and Protective Medicine Collaboration, Inc.), Revenue Bonds (Series 2024), 5.000%, 8/1/2027	2/22/2024	$2,506,948	$2,510,151

3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2026, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
COL	—Collateralized
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
PCFA	—Pollution Control Financing Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond(s)
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
TELA	—Toll Equity Loan Agreement
TEMPS	—Tax Exempt Mandatory Paydown Securities
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes